Intangible Assets - Schedule of Indefinite and Finite Life Intangible Asset (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	$ 932,776	$ 949,855
Accumulated Amortization and Impairment [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	(490,498)	(452,389)
Net Carrying Value [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	442,278	497,466
Indefinite life intangibles [Member] | Cost [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	103,943	719,297
Indefinite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles		(258,877)
Indefinite life intangibles [Member] | Net Carrying Value [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	103,943	460,420
Finite life intangibles [Member] | Cost [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	828,833	230,558
Finite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	(490,498)	(193,512)
Finite life intangibles [Member] | Net Carrying Value [Member]
Schedule of Indefinite and Finite Life Intangible Asset [Line Items]
Total intangibles	$ 338,335	$ 37,046